Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	2.87263%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$433,005.40

Principal:
Principal Collections	$9,296,951.09
Prepayments in Full	$3,879,248.84
Liquidation Proceeds	$141,036.11
Recoveries	$60,726.34
Sub Total	$13,377,962.38
Collections	$13,810,967.78

Purchase Amounts:
Purchase Amounts Related to Principal	$79,200.19
Purchase Amounts Related to Interest	$275.39
Sub Total	$79,475.58

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$13,890,443.36

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$13,890,443.36
Servicing Fee	$163,104.16	$163,104.16	$0.00	$0.00	$13,727,339.20
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$13,727,339.20
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$13,727,339.20
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$13,727,339.20
Interest - Class A-3 Notes	$6,397.66	$6,397.66	$0.00	$0.00	$13,720,941.54
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$13,583,901.54
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,583,901.54
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$13,532,847.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$13,532,847.21
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$13,494,430.96
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$13,494,430.96
Regular Principal Payment	$12,534,283.35	$12,534,283.35	$0.00	$0.00	$960,147.61
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$960,147.61
Residual Released to Depositor	$0.00	$960,147.61	$0.00	$0.00	$0.00
Total		$13,890,443.36

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$12,534,283.35
Total					$12,534,283.35
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$5,523,158.73	$18.10	$6,397.66	$0.02	$5,529,556.39	$18.12
Class A-4 Notes	$7,011,124.62	$68.21	$137,040.00	$1.33	$7,148,164.62	$69.54
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$12,534,283.35	$11.91	$232,908.24	$0.22	$12,767,191.59	$12.13

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$5,523,158.73	0.0180969	$0.00	0.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$95,768,875.38	0.9317851
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$160,933,158.73	0.1528896	$148,398,875.38	0.1409818

Pool Information
Weighted Average APR	2.623%	2.617%
Weighted Average Remaining Term	25.52	24.76
Number of Receivables Outstanding	18,838	18,159
Pool Balance	$195,724,991.72	$182,164,774.38
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$181,985,349.66	$169,451,066.31
Pool Factor	0.1710637	0.1592121

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$5,720,820.87
Yield Supplement Overcollateralization Amount	$12,713,708.07
Targeted Overcollateralization Amount	$33,765,899.00
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$33,765,899.00

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		47	$163,781.11
(Recoveries)		110	$60,726.34
Net Loss for Current Collection Period			$103,054.77
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6318%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4230%
Second Prior Collection Period			0.5163%
Prior Collection Period			0.6678%
Current Collection Period			0.6545%
Four Month Average (Current and Prior Three Collection Periods)			0.5654%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2860	$10,938,731.61
(Cumulative Recoveries)			$2,074,565.55
Cumulative Net Loss for All Collection Periods			$8,864,166.06
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7747%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,824.73
Average Net Loss for Receivables that have experienced a Realized Loss			$3,099.36

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.56%	209	$2,841,877.67
61-90 Days Delinquent	0.20%	22	$361,302.36
91-120 Days Delinquent	0.06%	6	$105,001.98
Over 120 Days Delinquent	0.26%	29	$474,546.96
Total Delinquent Receivables	2.08%	266	$3,782,728.97

Repossession Inventory:
Repossessed in the Current Collection Period		10	$138,676.82
Total Repossessed Inventory		14	$213,974.68

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3294%
Prior Collection Period			0.3344%
Current Collection Period			0.3139%
Three Month Average			0.3259%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5165%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	40

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer